N-2	6 Months Ended
Sep. 30, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001454741
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	Eaton Vance National Municipal Opportunities Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	The Trust’s primary investment objective is to provide current income exempt from regular federal income tax. The Trust will, as a secondary investment objective, seek to achieve capital appreciation.
Latest Premium (Discount) to NAV [Percent]	(5.13%) [1]
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares
Outstanding Security, Held [Shares]	15,624,921

[1]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.